Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 1: Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

MusclePharm Corporation (the “Company”, “We”, “Our” or “MP”), was organized as a limited liability company in the State of Colorado on April 22, 2008. On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc. and changed its name to MP (See Note 3).

The Company markets branded sports nutrition products.

Restatement

On May 14, 2012, the Company determined that a material misstatement exists in the Company’s 2011 quarterly and 2011 and 2010 annual financial statements. The Company concluded that the following financial statements contained material misstatements: (i) the Company’s audited financial statements for the year ended December 31, 2011, filed in an annual report on Form 10-K with the U.S. Securities and Exchange Commission (the “SEC”) on April 16, 2012; (ii) the Company’s audited financial statements for the year ended December 31, 2010, filed in an annual report on Form 10-K with the SEC on April 1, 2011; (iii) the Company’s unaudited financial statements for the period ended September 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on November 14, 2011; (iv) the Company’s unaudited financial statements for the period ended June 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on August 16, 2011; and (v) the Company’s unaudited financial statements for the period ended March 31, 2011, filed in a quarterly report on Form 10-Q with the SEC on May 23, 2011.

The foregoing financial statements contained material misstatements pertaining to the Company’s calculation of net sales and presentation of general and administrative expenses and cost of sales. The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense. The Company also noted other credits and discounts that, upon further review, had been previously classified as advertising expense as a component of general and administrative expense that require a reallocation of presentation as amounts to be netted against revenues. The Company’s net loss and loss per share will not be affected by this reallocation in the statement of operations.

Promotions, credits and non-specific advertising with its customers have been reclassified from general and administrative expenses to revenues.

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Sales – net	$17,212,636	$(3,625,701)	$20,838,337	$3,202,687	$(844,608)	$4,047,295

Cost of sales	14,845,069	374,455	14,470,614	2,804,274	-	2,804,274
Gross profit	2,367,567	(4,000,156)	6,367,723	398,413	(844,608)	1,243,021

General and administrative expenses	18,587,727	(4,000,156)	22,587,883	18,650,249	(844,608)	19,494,857
Loss from operations	(16,220,160)	-	(16,220,160)	(18,251,836)	-	(18,251,836)
Other income (expense)
Derivative expense	(4,777,654)	-	(4,777,654)	(93,638)	-	(93,638)
Change in fair value of derivative liabilities	5,162,100	-	5,162,100	(149,306)	-	(149,306)
Loss on settlement of accounts payable and debt	(3,862,458)	-	(3,862,458)	(433,400)	-	(433,400)
Interest expense	(3,711,278)	-	(3,711,278)	(480,589)	-	(480,589)
Other expense	(121,500)	-	(121,500)	(160,568)	-	(160,568)
Licensing income	250,000	-	250,000	-	-	-
Total other income (expense) – net	(7,060,790)	-	(7,060,790)	(1,317,501)	-	(1,317,501)
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Net loss available to common stockholders
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Series C preferred stock dividend	(293)	-	(293)	-	-	-
Net loss available to common stockholders	$(23,280,657)	$-	$(23,280,657)	$(19,569,337)	$-	$(19,569,337)
Net loss per share available to common stockholders – basic and diluted	$(70.30)	$-	$(70.30)	$(404.31)	$-	$(404.31)
Weighted average number of common shares outstanding during the year – basic and diluted	331,159	-	331,159	48,402	-	48,402

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Principles of Consolidation

All inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At December 31, 2011 and 2010, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2011 there was one account that had a balance that exceeded the federally insured limit by approximately $378,000. In 2010, there were no balances that exceeded the federally insured limit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices.

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:

Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-
D	7%	40%
E	5%	11%

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		As of December 31,
		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

The Company’s financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, derivative liabilities and debt. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of December 31, 2011 and 2010, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered by the third party manufacturer, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest customers, which represent 14% of total revenue in 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“ Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales. The Company recorded reductions to gross revenues totaling approximately $4,000,000 and $1,000,000 for the years ended December 31, 2011 and 2010, respectively.

The Company grants volume incentive rebates to certain customers based on contractually agreed percentages ranging from 2.5% - 5.5% as a percentage of sales once a certain threshold has been met. The credits are recorded as a direct reduction to sales. Included in the reductions to revenues above are volume incentive rebates. Total volume incentive rebates granted for the years ended December 31, 2011 and 2010 were approximately $500,000 and $0, respectively.

The Company has an informal 7-day right of return for products. There were nominal returns in 2011 and 2010.

During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:

Customer	2011	2010
A	41%	45%
B	14%	7%
C	-	15%

The Company does not manufacture or physically hold any inventory. Inventory is held and distributed by the Company’s third party manufacturer.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite term license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales

Cost of sales represents costs directly related to the production and third party manufacturing of the Company’s products.

In 2011, cost of sales increased due to a reclassification from advertising expense in the amount of $374,454.

See discussion of restatement.

Shipping and Handling

Product sold is typically shipped directly to the customer from the manufacturer. Any freight billed to customers is offset against shipping costs and included in cost of sales.

Freight billed to customers for the years ended December 31, 2011 and 2010 was $309,690 and $71,983, respectively.

Advertising

The Company expenses advertising costs when incurred.

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Advertising	$5,241,585	$(4,000,156)	$9,241,741	$6,240,347	$(844,608)	$7,084,955

See discussion of restatement.

Income Taxes

Through February 18, 2010, the Company was taxed as a pass-through entity (LLC) under the Internal Revenue Code and was not subject to federal and state income taxes; accordingly, no provision was made. The financial statements reflect the LLC’s transactions without adjustment, if any, required for income tax purposes for the period ended February 18, 2010. In computing the expected tax benefit, the Company reflected a net loss of $23,280,950 in the year ended December 31, 2011 and $19,169,454 for the period from February 18, 2010 to December 31, 2010.

In 2011, and the period from February 18, 2010 through December 31, 2010, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 740-10, Income Taxes — Overall), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were none for the years ended December 31, 2011 and 2010.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments, such as ratchet provisions or conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Share-based payments

The Company has incentive plans that reward employees with stock options, warrants, restricted stock and stock appreciation rights. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest.

Fair value of stock options, warrants, and stock appreciation rights, is generally determined using a Black-Scholes option pricing model, which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Net Earnings (Loss) per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss in 2011 and 2010, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	At December 31,
	2011	2010
Stock options (exercise price - $425.00/share)	1,903	3,256
Warrants (exercise price $12.75- $1,275.00/share)	72,584	883
Convertible preferred series C shares (exercise price $8.50/share)	23	-
Convertible debt (exercise price $1.70- $17.00/share)	527,757	13,174
Total common stock equivalents	602,267	17,313

In the above table, some of the outstanding convertible debt from 2011 and 2010 contains ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, which amended ASC Topic 820 to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-05 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not anticipate this amendment will have a material impact on its financial statements.